CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net Income	$ 5,188,919	$ 2,325,599	$ 1,642,569
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for doubtful accounts	87,166	39,055	0
Depreciation of property and equipment	59,297	0	0
Deferred tax benefit	(16,066)	(38,019)	172,525
Changes in operating assets and liabilities:
Accounts receivable, net	(5,494,486)	(1,297,604)	(588,414)
Deposits	(222,100)	(279,725)	49,321
Advances to suppliers	(20,565)	271,154	(223,329)
Prepaid expenses and other receivables	(59,977)	(30,508)
Inventories, net	(59,891)	(141,640)	(147,989)
Accounts payable	327,165	(75,833)	(767,522)
Deferred revenue	(22,902)	113,021	8,891
Taxes payable	1,176,205	1,013,951	597,083
Accrued expense and other payables	1,023,101	(260,813)	357,363
Net cash provided by operating activities	1,965,866	1,638,638	1,100,498
Cash flows from investing activities:
Purchase of property and equipment	(883,871)
Purchase of construction in progress	(34,807)
Net cash used in investing activities	(918,678)
Cash flows from financing activities:
Proceeds from related party loans	542,088	417,857	(20,384)
Deferred offering costs	(1,412,531)
Dividend payment to shareholders		(2,157,623)	(986,044)
Net cash used in financing activities	(870,443)	(1,739,766)	(1,006,428)
Effect of exchange rate fluctuation on cash	(1,821)	4,499	52
Net increase (decrease) in cash	174,924	(96,629)	94,122
Cash at beginning of year	19,564	116,193	22,071
Cash at end of year	194,488	19,564	116,193
Supplemental cash flow information
Cash paid for interest	415,688	$ 4,572	$ 3,809
Non-cash investing and financing activities
Non-cash payment for property and equipment purchase	$ 35,173